LOSS PER SHARE	6 Months Ended
Jun. 30, 2023
Loss per share – Basic and Diluted*
LOSS PER SHARE

6. LOSS PER SHARE

Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30, 2023*	Six Months Ended June 30, 2022
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to the Company	$(1,809,030)	$(2,000,555)
Denominator:
Weighted average outstanding ordinary shares-Basic*	1,638,052	1,583,843
Weighted average outstanding ordinary shares- Diluted*	1,638,052	1,583,843
Loss per share attributable to the Company*
Basic	$(1.10)	$(1.26)
Diluted	$(1.10)	$(1.26)

CONTINUING OPERATIONS
Net loss attributable to the Company	$(1,790,303)	$(1,808,675)
Denominator:
Weighted average outstanding ordinary shares-Basic*	1,638,052	1,583,843
Weighted average outstanding ordinary shares- Diluted*	1,638,052	1,583,843
Loss per share attributable to the Company*
Basic	$(1.09)	$(1.14)
Diluted	$(1.09)	$(1.14)

DISCONTINUED OPERATIONS
Net loss attributable to the Company	$(18,727)	$(191,880)
Denominator:
Weighted average outstanding ordinary shares-Basic*	1,638,052	1,583,843
Weighted average outstanding ordinary shares- Diluted*	1,638,052	1,583,843
Loss per share attributable to the Company*
Basic	$(0.01)	$(0.12)
Diluted	$(0.01)	$(0.12)

*	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.

For the six-month period ended June 30, 2023 and 2022, there was no share included in the diluted earnings per shares calculation. These incremental shares were not added to denominator for the period that stock options were outstanding due to the fact that the average market price of the Company’s ordinary shares in the period was lower than the exercise prices of the stock options granted to the Company’s employees and various consultants. The incremental shares were computed under the treasury stock method. There were 28,850 stock options for employees, 5,737 options and 48,167 warrants for nonemployees outstanding that were not included in the computation of dilutive weighted- average shares outstanding for the six months ended June 30, 2022, because the effect would be anti-dilutive.

There were 27,850 stock options for employees, 5,737 options and 36,000 warrants for nonemployees outstanding that were not included in the computation of dilutive weighted- average shares outstanding for the six months ended June 30, 2023, because the effect would be anti-dilutive, as well. The EPS calculation excluded the if-converted shares from the convertible promissory note or exercised shares from detachable warrant associated with the convertible promissory note, based on the Company’s stock prices, which were significantly below the stated convertible price and among other conversion prices of alternative conversions or exercise price of the warrant.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS